Note 8 - Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Investment [Table Text Block]
	December 31
	2019	2018

Sigurd Cayman	$992	$992
EMC	3,180	9,417
PVEF	-	36

Total	$4,172	$10,445